Profit(loss) before income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Profit Before Taxation
	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,977	2,973	2,952
Amortization of intangible asset	1	1	*-
Directors
- salaries and related costs	1,051	602	816
- social benefits contribution	5	11	24
- share based compensation	37	-	-
Key management personnel (other than directors)
- salaries and related costs	1,563	1,380	1,212
- social benefits contribution	5	11	-
- share based compensation	74	-	-
Other than directors and key management personnel
- salaries and related costs	707	578	689
- social benefits contribution	10	44	36